                      "INVESTAR VISION" AND "TOP SPECTRUM"
                      FLEXIBLE PREMIUM VARIABLE ANNUITIES

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT A

 SUPPLEMENT DATED AUGUST 5, 2002 TO THE "TOP TRADITION" PROSPECTUS DATED MAY 1,
                                      2002

Effective August 1, 2002, the following Funds are available for allocation of "Investar Vision" and "TOP Spectrum" variable annuity contract values:

MFS VARIABLE INSURANCE TRUST             INVESTMENT ADVISER
MFS Investors Growth Stock Series        Massachusetts Financial Services
                                         Company
MFS Mid Cap Growth Series                Massachusetts Financial Services
                                         Company
MFS New Discovery Series                 Massachusetts Financial Services
                                         Company

PIMCO VARIABLE INSURANCE TRUST
Real Return Portfolio                    Pacific Investment Management Company
                                         LLC
Total Return Portfolio                   Pacific Investment Management Company
                                         LLC
Global Bond Portfolio                    Pacific Investment Management Company
                                         LLC

THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock       Jennison Associates LLC
  fund)
Jennison 20/20 Focus Portfolio           Jennison Associates LLC

The Fund Annual Expenses for these portfolios are:

                                                                         TOTAL FUND
                                                                          EXPENSES        TOTAL       TOTAL FUND
                                                                           WITHOUT       WAIVERS       EXPENSES
                                  MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR        AND       WITH WAIVERS
                                     FEES      (12b-1) FEES   EXPENSES   REDUCTIONS    REDUCTIONS*   OR REDUCTIONS
                                  ----------   ------------   --------   -----------   -----------   -------------
MFS VARIABLE INSURANCE TRUST:
  Investors Growth                   0.75%         0.25%        0.17%       1.17%         0.00%          1.17%
  Mid Cap Growth                     0.75%         0.25%        0.20%       1.20%         0.05%          1.15%
  New Discovery                      0.90%         0.25%        0.19%       1.34%         0.03%          1.31%
  Total Return                       0.75%         0.25%        0.14%       1.14%         0.00%          1.14%

PIMCO VARIABLE INSURANCE TRUST:
  Real Return                        0.25%         0.15%        0.27%       0.67%         0.01%          0.66%
  Total Return                       0.25%         0.15%        0.26%       0.66%         0.01%          0.65%
  Global Bond                        0.25%         0.15%        0.78%       1.18%         0.28%          0.90%

THE PRUDENTIAL SERIES FUND,
  INC.:
  Jennison                           0.60%         0.25%        0.19%       1.04%         0.00%          1.05%
  Jennison 20/20                     0.75%         0.25%        0.33%       1.33%         0.00%          1.33%

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* Massachusetts Financial Services Company is voluntarily waiving part of its management fees and/or reimbursing the Funds in order to reduce total Fund expenses for the Mid Cap Growth Series and New Discovery Series. Pacific Investment Management Company LLC is voluntarily waiving part of its management fees and/or reimbursing the Funds in order to reduce total fund expenses for the three portfolios in the PIMCO Variable Insurance Trust. The investment advisers could reduce or eliminate these waivers at any time.

For additional information concerning these Funds, including their investment objectives, see their prospectuses. For a free copy of the Fund prospectuses, call 1-800-667-3078.